Payroll expenses and compensation - Summary of compensation of key management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of compensation of key management [Abstract]
Short-term employee benefits	$ 906	$ 1,367	$ 1,405
Medical and similar benefits, contributions to pension schemes	66	52	26
Share-based compensation	449	840	1,616
Total compensation of key management	$ 1,421	$ 2,259	$ 3,047